Consolidated Statements of Cash Flows	6 Months Ended	12 Months Ended
	Jun. 30, 2024 HKD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 HKD ($)	Dec. 31, 2023 HKD ($)
Cash flows from operating activities:
Net income (loss)	$ 3,649,121	$ (1,017,497)	$ (7,936,462)	$ 6,260,642
Adjustment to reconcile net income to net cash provided by (used in) operating activities:
Depreciation	109,589	37,250	290,550	211,692
Amortization		21,630	168,717
Gain on disposal of property and equipment		(128,205)	(1,000,000)
Non-cash lease expense	466,698	116,231	906,601	1,151,197
Provision for expected credit losses	14,040			40,560
Stock compensation expense		1,426,824	11,129,227
Deferred tax expenses		(3,569)	(27,838)
Changes in operating assets and liabilities
Accounts receivable	(1,824,450)	(200,204)	(1,561,593)	(411,845)
Prepaid expenses and other current assets	(28,236)	(326,551)	(2,547,094)	(70,280)
Due from related parties				(3,235,934)
Accounts payable	340,087	(34,642)	(270,211)	(192,137)
Accrued expenses and other liabilities	(363,045)	(352,927)	(2,752,842)	625,168
Advance from customers	(960,000)			960,000
Due to a related party	(1,587,758)			(1,558,678)
Income tax payable	387,456	(186,697)	(1,456,233)	737,627
Lease liabilities	(442,167)	(117,376)	(915,532)	(1,158,997)
Net cash provided by (used in) operating activities	(238,665)	(765,733)	(5,972,710)	3,359,015
Cash flows from investing activities:
Purchase of property and equipment	(17,587)	(80,991)	(631,732)	(46,932)
Proceed from disposal of property and equipment		128,205	1,000,000
Net cash outflow on acquisition of a subsidiary		(8,905,599)	(69,463,675)
Net cash used in investing activities	(17,587)	(8,858,385)	(69,095,407)	(46,932)
Cash flows from financing activities:
Proceeds from short-term bank loans	5,800,000	95,332	743,590	16,100,000
Repayments of short-term bank loans	(5,900,000)	(544,050)	(4,243,590)	(17,500,000)
Proceeds from issuance of ordinary shares for IPO		4,909,566	38,294,611
Proceeds from issuance of ordinary shares for general working capital	4,000,287	7,432,600	57,974,280
Payment of offering costs	(5,684,052)	(1,137,742)	(8,874,386)
Net cash (used in) provided by financing activities	(1,783,765)	10,755,706	83,894,505	(1,400,000)
Net increase (decrease) in cash and cash equivalents	(2,040,017)	1,131,588	8,826,388	1,912,083
Cash and cash equivalents at beginning of the years/period	3,764,184		1,724,167	1,852,101
Cash and cash equivalents at beginning of the years/period		221,047
Cash and cash equivalents at end of the years/period	1,724,167		10,550,555	3,764,184
Cash and cash equivalents at end of the years/period		1,352,635
Supplemental disclosure of cash flows information:
Interest expense	112,607	35,239	274,867	122,677
Income tax	5,784	214,131	1,670,222	17,352
Non-cash activities and transactions:
Operating right-of-use assets recognized for related operating lease liabilities		751,418	5,861,057
Dividend declared to offset due from/to related parties				2,500,000
Netting off of due from and due to related parties				$ 3,385,934